3. Unsecured Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Unsecured Note Payable

NOTE 3 – UNSECURED NOTE PAYABLE

During the year ended December 31, 2018, the Company entered into two insurance financing arrangements. The first agreement was for a value of $6,676, bearing an interest rate of 12.6%. The Company made a down payment of $1,988 and makes monthly payments of $549 through March 2019. There was no outstanding balance for this agreement as of March 31, 2019. The second agreement was for a value of $25,954, bearing an interest rate of 7.75%. The Company made a down payment of $6,676 and makes monthly payments of $1,997 through May 2019. The Company has a balance of $3,937 for this agreement as of March 31, 2019.

NOTE 3 – UNSECURED NOTE PAYABLE

During the year ended December 31, 2018, the Company entered into two insurance financing arrangements. The first agreement was for a value of $6,676, bearing an interest rate of 12.6%. The Company made a down payment of $1,988 and makes monthly payments of $549 through March 2019. The second agreement was for a value of $25,954, bearing an interest rate of 7.75%. The Company made a down payment of $6,676 and makes monthly payments of $1,997 through May 2019. These agreements resulted in prepaid expenses being recognized totaling $32,629.